Share-based payment plans - Movements in number and WAEP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	9,422,814	6,811,814	5,868,521
Number of units granted during the year	2,520,000	3,520,912	1,500,000
Number of units forfeited during the year	(85,580)	(228,634)	(111,887)
Number of units exercised during the year	0	0	0
Number of units expired during the year	(815,114)	681,278	(444,820)
Number of units outstanding at period end	11,042,120	9,422,814	6,811,814
Number of units exercisable at period end	8,009,667	6,142,512	5,420,965
WAEP of units outstanding at January 1, (in usd per unit)	$ 0.82	$ 1.27	$ 1.51
WAEP of units granted during the year (in usd per unit)	0.15	0.15	0.54
WAEP of units forfeited during the year (in usd per unit)	1.08	2.04	1.70
WAEP of units exercised during the year (in usd per unit)	0	0	0
WAEP of units expired during the year (in usd per unit)	1.71	1.49	1.89
WAEP of units outstanding at period end (in usd per unit)	0.60	0.82	1.27
WAEP of units exercisable at period end (in usd per unit)	0.77	1.17	1.44
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	0.13	0.13	0.54
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 3.31	$ 3.31	$ 3.31
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	1,707,200	724,288
Number of units outstanding at period end	1,667,120	1,707,200	724,288
Number of units exercisable at period end	1,154,967	796,307	438,739
WAEP of units outstanding at January 1, (in usd per unit)	$ 0.57	$ 1.05
WAEP of units outstanding at period end (in usd per unit)	0.55	0.57	$ 1.05
WAEP of units exercisable at period end (in usd per unit)	$ 0.70	$ 0.92	$ 1.28